Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Cash flows from operating activities
Loss for the year	₪ (584,368)	$ (155,914)	₪ (401,681)	₪ (312,068)
Adjustments to profit (loss):
Tax expenses recognized in profit and loss	(9,531)	(2,543)	11,164	2,906
Finance expenses recognized in profit and loss, net	636,956	169,946	344,434	142,336
Income tax paid in cash	(1,719)	(459)	(1,856)	(803)
Depreciation, amortization and other (including impairment)	113,367	30,247	119,694	196,141
Profit from realization of subsidiary (Appendix A)	(170,936)	(45,607)	(56,544)
Share in losses of associates, net			20,202	54,312
Profit from realization of assets and liabilities	(6,553)	(1,748)	(3,204)	(7,973)
Stock based compensation expenses	28	63	719	189
Other	(2,401)	(641)	(759)	(412)
Change in trade accounts receivables	115	31	10,000	(22,797)
Change in financial assets	(13,926)	(3,716)
Change in receivables and other debit balances	4,635	1,237	(21,657)	61
Change in Inventories			187	106
Change in trading property	11,655	1,713	385,127	18,708
Change in suppliers and service providers	3,333	888	(1,301)	20,929
Change in payables and other credit balances	(954)	1,086	29,287	(14,605)
Net cash provided by (used for) operating activities	(20,299)	(5,417)	433,812	77,030
Cash flows from investing activities
Deconsolidation of subsidiaries (a)	(13,812)	(3,685)	442,708
Proceeds from sale of shares in subsidiaries	57,685	15,391
Proceeds from realization of investments in associates and joint venture			1,983	83,792
Purchase of property plant and equipment, and other assets			(4,095)	(2,872)
Proceeds from realization of property plant and equipment	8,682	2,316	3,635	22,278
Proceed from realization of long-term deposits and long-term loans			1,085	7,128
Investment in long-term deposits and long-term loans	(13,667)	(3,646)	974	(10,851)
Interest received in cash				328
Change in short-term deposits and marketable securities, net and changes in restricted cash	6,326	1,688	12,916	(9,917)
Net cash provided by investing activities	45,214	12,064	459,206	89,886
Cash flows from financing activities
Interest paid in cash	(66,358)	(17,705)	(75,584)	(107,297)
Purchase of non-controlling interest				(701)
Proceed from issuance of convertible debentures	174,793	46,636
Proceeds from long-term borrowings			16,364	204,615
Repayment of long-term borrowings	(568,519)	(151,686)	(460,523)	(332,553)
Proceeds (payments) from hedging activities through sale of options and forwards				2,677
Net cash used in financing activities	(460,084)	(122,755)	(519,743)	(233,259)
Increase (decrease) in cash and cash equivalents	(435,169)	(116,108)	373,275	(66,343)
Cash and cash equivalents at the beginning of the year	465,739	124,263	89,688	157,851
Net effect on cash due to currency exchange rate changes	2,336	623	2,776	(1,820)
Cash and cash equivalents at the end of the year	32,906	8,780	465,739	89,688
Deconsolidation of subsidiaries:
Working capital (excluding cash), net	(16,735)	(4,465)	1,426
Investments in associates	(77,010)	(20,547)
Long term deposits	7	2	9,302
Trading properties and other assets	382,112	101,951	705,809
Borrowings	(428,560)	(114,344)	(231,631)
Deferred taxes			(92,309)
Non- controlling interests	26,704	7,125	(6,433)
Profit from realization of subsidiaries	99,670	26,593	56,544
Proceeds from realization of investments in subsidiaries, total	₪ (13,812)	$ 3,685	₪ 442,708